Label	Element	Value
Risk Return Detail Data [Abstract]	hfett_RiskReturnDetailDataAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Prospectus Date	rr_ProspectusDate	Nov. 28, 2017
Document Creation Date	dei_DocumentCreationDate	Aug. 09, 2018